UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: January 31

Date of reporting period: July 31, 2008

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JULY 31, 2008

Legg Mason Partners
Variable Lifestyle Series

Legg Mason Partners Variable
Lifestyle Allocation 85%

Legg Mason Partners Variable
Lifestyle Allocation 70%

Legg Mason Partners Variable
Lifestyle Allocation 50%

Managed by LEGG MASON GLOBAL ASSET ALLOCATION, LLC

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Variable Lifestyle Series

Legg Mason Partners Variable Lifestyle Series (“Variable Lifestyle Series”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio offers different levels of potential return and involves different levels of risk.

The Portfolios are separate investment series of the Legg Mason Partners Variable
Equity Trust, a Maryland business trust.

What’s inside

Letter from the chairman	I

Portfolios at a glance	1

Portfolios expenses	4

Schedules of investments	6

Statements of assets and liabilities	9

Statements of operations	10

Statements of changes in net assets	11

Financial highlights	14

Notes to financial statements	17

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Portfolio’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

Economic growth in the U.S. was mixed during the six-month reporting period ended July 31, 2008. Looking back, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices took their toll on the economy during the fourth quarter of 2007. Over that period, U.S. gross domestic product (“GDP”)i declined 0.2%. The economy then expanded 0.9% during the first quarter of 2008, and the preliminary estimate for second quarter GDP growth was 3.3%. In recent months, the economy was supported by strong exports and consumer spending, the latter of which was aided by the government’s tax rebate checks.

While the economy may not fall into a recession, it is a moot point for many Americans, as the job market continues to weaken and energy and food prices remain elevated. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first seven months of 2008, and the unemployment rate rose to 5.7% in July, its highest level since March 2004. After oil reached a record $147 a barrel on July 11, 2008, it fell to $123 as of July 31, 2008, which represented an approximate 60% increase from the price as of July 31, 2007.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. The Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its latest meetings that took place in June and August (after the reporting period ended), the Fed held rates steady. In conjunction with its August meeting, the Fed stated: “Economic activity expanded in the second quarter, partly reflecting growth in consumer spending and exports. However, labor markets have softened further and financial markets remain under considerable stress. ... Inflation has been high, spurred by the earlier increases in the prices of energy and some other commodities, and some indicators of inflation expectations have been elevated. The Committee expects inflation to moderate later this year and next year, but the inflation outlook remains highly uncertain.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

Legg Mason Partners Variable Lifestyle Series   I

Letter from the chairman continued

The U.S. stock market was not for the faint of heart during the six months ended July 31, 2008. Stock prices fell during the first two months of the reporting period due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and fears of an impending recession. The market then reversed course and posted positive returns in April and May 2008. The market’s rebound was largely attributed to hopes that the U.S. would skirt a recession and that corporate profits would rebound as the year progressed. Stock prices then moved sharply lower in June and July, with the S&P 500 Indexiv falling 8.43% and 0.84%, respectively, for those months. All told, the S&P 500 Index returned -7.08% during the six-month reporting period ended July 31, 2008, and as of that date was more than 15% lower than its peak in October 2007.

Turning to the bond market, both short- and long-term Treasury yields experienced periods of volatility during the six-month reporting period. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a “flight to quality” during the first quarter of 2008, causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then moved higher in April, May and early June, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the six months ended July 31, 2008, two-year Treasury yields went from 2.17% to 2.52%. Over the same time frame, 10-year Treasury yields moved from 3.67% to 3.99%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexv, returned -0.63%.

II   Legg Mason Partners Variable Lifestyle Series

Target Asset Allocations1

Legg Mason Partners Variable Lifestyle Allocation 85%

Legg Mason Partners Variable Lifestyle Allocation 85% seeks capital appreciation by investing 85% of its assets in underlying funds that invest principally in equity securities and 15% in funds that invest principally in fixed-income securities.

Legg Mason Partners Variable Lifestyle Allocation 70%

Legg Mason Partners Variable Lifestyle Allocation 70% seeks long-term growth of capital by investing 70% of its assets in underlying funds that invest principally in equity securities and 30% in funds that invest principally in fixed-income securities.

Legg Mason Partners Variable Lifestyle Allocation 50%

Legg Mason Partners Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income by investing 50% of its assets in underlying funds that invest principally in equity securities and 50% in funds that invest principally in fixed-income securities.

[1]	The Target Asset Allocations set forth above represent an approximate mix of investments for the Portfolios. The allocations and investment mix of the Portfolios may vary depending upon market conditions, cash flows in and out of the Portfolios and other factors. In addition, the allocations and investment ranges of the Portfolios may be changed, from time to time, without prior notice to shareholders.

Legg Mason Partners Variable Lifestyle Series   III

Letter from the chairman continued

Performance review

Legg Mason Partners Variable Lifestyle Allocation 85%

For the six months ended July 31, 2008, Legg Mason Partners Variable Lifestyle Allocation 85% (“Variable Lifestyle Allocation 85%)1 returned -7.04%. The Portfolio’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 3000 Indexvi and the Lifestyle Allocation 85% Composite Benchmarkvii, returned -0.63%, -6.06% and -3.87%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average2 returned -4.97% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2008 (unaudited)

6 MONTHS
(not annualized)
Variable Lifestyle Allocation 85%[1]	-7.04%

Lehman Brothers U.S. Aggregate Index	-0.63%

Russell 3000 Index	-6.06%

Lifestyle Allocation 85% Composite Benchmark	-3.87%

Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[2]	-4.97%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range3 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Portfolio’s most current prospectus dated April 28, 2008, the gross total operating expense ratio was 1.05%.

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.20% until at least April 30, 2009.

[1]	The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 201 funds in the Portfolio’s Lipper category.

[3]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Portfolio invests.

IV   Legg Mason Partners Variable Lifestyle Series

Legg Mason Partners Variable Lifestyle Allocation 70%

For the six months ended July 31, 2008, Legg Mason Partners Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”)1 returned -6.49%. The Portfolio’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 70% Composite Benchmarkviii, returned -0.63%, -6.06% and -3.38%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average2 returned -4.97% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2008 (unaudited)

6 MONTHS
(not annualized)
Variable Lifestyle Allocation 70%[1]	-6.49%

Lehman Brothers U.S. Aggregate Index	-0.63%

Russell 3000 Index	-6.06%

Lifestyle Allocation 70% Composite Benchmark	-3.38%

Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[2]	-4.97%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity markets in general, and, to a lesser degree, the bond markets, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range3 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Portfolio’s most current prospectus dated April 28, 2008, the gross total operating expense ratio was 0.89%.

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.20% until at least April 30, 2009.

[1]	The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 201 funds in the Portfolio’s Lipper category.

[3]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Portfolio invests.

Legg Mason Partners Variable Lifestyle Series   V

Letter from the chairman continued

Legg Mason Partners Variable Lifestyle Allocation 50%

For the six months ended July 31, 2008, Legg Mason Partners Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”)1 returned -6.03%. The Portfolio’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 1000 Indexix and the Lifestyle Allocation 50% Composite Benchmarkx, returned -0.63%, -6.63% and -2.47%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average2 returned -4.28% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2008 (unaudited)

6 MONTHS
(not annualized)
Variable Lifestyle Allocation 50%[1]	-6.03%

Lehman Brothers U.S. Aggregate Index	-0.63%

Russell 1000 Index	-6.63%

Lifestyle Allocation 50% Composite Benchmark	-2.47%

Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average[2]	-4.28%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range3 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Portfolio’s most current prospectus dated April 28, 2008, the gross total operating expense ratio was 0.78%.

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.20% until at least April 30, 2009.

[1]	The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 160 funds in the Portfolio’s Lipper category.

[3]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Portfolio invests.

VI   Legg Mason Partners Variable Lifestyle Series

Information about your portfolios
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolios’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolios’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolios are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect each Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 29, 2008

Legg Mason Partners Variable Lifestyle Series   VII

Letter from the chairman continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Variable Lifestyle Allocation 85%, Variable Lifestyle Allocation 70%, Variable Lifestyle Allocation 50%: Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Portfolios’ share prices. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolios’ prospectuses for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii	The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Lehman Brothers U.S. Aggregate Index and 5% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii	The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Lehman Brothers U.S. Aggregate Index and 5% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

ix	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[x]	The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Lehman Brothers U.S. Aggregate Index and 7% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

VIII   Legg Mason Partners Variable Lifestyle Series

Portfolios at a glance (unaudited)

   LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85% BREAKDOWN As of — July 31, 2008†

As a Percentage of Total Long-Term Investments

Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report   1

Portfolios at a glance (unaudited) continued

   LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 70% BREAKDOWN As of — July 31, 2008†

As a Percentage of Total Long-Term Investments

2   Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 50% BREAKDOWN As of — July 31, 2008†

As a Percentage of Total Long-Term Investments

Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report   3

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2008 and held for the six months ended July 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

		Beginning	Ending	Annualized	Expenses
	Actual Total	Account	Account	Expense	Paid During
	Return[2]	Value	Value	Ratio[3]	the Period[4]
Legg Mason Partners Variable Lifestyle Allocation 85%	(7.04)%	$1,000.00	$929.60	0.13%	$0.62

Legg Mason Partners Variable Lifestyle Allocation 70%	(6.49)	1,000.00	935.10	0.09	0.43

Legg Mason Partners Variable Lifestyle Allocation 50%	(6.03)	1,000.00	939.70	0.06	0.29

[1]	For the six months ended July 31, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The expense ratios do not include expenses of the underlying funds in which each Portfolio invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

4   Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolios and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolios with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio[2]	the Period[3]
Legg Mason Partners Variable Lifestyle Allocation 85%	5.00%	$1,000.00	$1,024.22	0.13%	$0.65

Legg Mason Partners Variable Lifestyle Allocation 70%	5.00	1,000.00	1,024.42	0.09	0.45

Legg Mason Partners Variable Lifestyle Allocation 50%	5.00	1,000.00	1,024.57	0.06	0.30

[1]	For the six months ended July 31, 2008.

[2]	The expense ratios do not include expenses of the underlying funds in which each Portfolio invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report   5

Schedules of investments (unaudited)
July 31, 2008

   LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.7%

483,486	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$8,195,086

	Legg Mason Partners Equity Trust:
47,982	Legg Mason Partners Aggressive Growth Fund, Class I Shares*	5,157,629

813,926	Legg Mason Partners Appreciation Fund, Class I Shares	11,036,835

372,122	Legg Mason Partners Fundamental Value Fund, Class I Shares	5,079,463

854,433	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	7,963,313

224,908	Legg Mason Partners Mid Cap Core Fund, Class I Shares	4,464,429

447,259	Legg Mason Partners Small Cap Growth Fund, Class I Shares	7,017,489

850,140	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares*	9,147,509

106,911	Legg Mason Value Trust, Inc., Institutional Class Shares	5,039,801

630,332	The Royce Fund — Royce Value Fund, Institutional Class Shares	7,009,290

	Western Asset Funds, Inc.:
622,731	Western Asset Absolute Return Portfolio, Institutional Class Shares	5,722,897

420,499	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	3,961,096

493,853	Western Asset High Yield Portfolio, Institutional Class Shares	4,390,355

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $90,817,562)	84,185,192

FACE
AMOUNT	SECURITY
SHORT-TERM INVESTMENT — 0.3%

	Repurchase Agreement — 0.3%

$290,000	Interest in $800,000,000 joint tri-party repurchase agreement dated 7/31/08 with Greenwich Capital Markets Inc., 2.140% due 8/1/08; Proceeds at maturity- $290,017; (Fully collateralized by various U.S. government agency obligations, 2.465% to 6.210% due 10/15/08 to 8/6/38; Market value — $295,800) (Cost — $290,000)	$290,000

	TOTAL INVESTMENTS — 100.0% (Cost — $91,107,562#)	84,475,192

	Liabilities in Excess of Other Assets — 0.0%	(16,885)

	TOTAL NET ASSETS — 100.0%	$84,458,307

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6   Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 70%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.0%

386,393	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$6,549,370

	Legg Mason Partners Equity Trust:
53,093	Legg Mason Partners Aggressive Growth Fund, Class I Shares*	5,707,008

680,380	Legg Mason Partners Appreciation Fund, Class I Shares	9,225,954

406,324	Legg Mason Partners Fundamental Value Fund, Class I Shares	5,546,320

687,893	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	6,411,158

246,535	Legg Mason Partners Mid Cap Core Fund, Class I Shares	4,893,715

323,429	Legg Mason Partners Small Cap Growth Fund, Class I Shares	5,074,604

820,664	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares*	8,830,344

118,293	Legg Mason Value Trust, Inc., Institutional Class Shares	5,576,313

468,561	The Royce Fund — Royce Value Fund, Institutional Class Shares	5,210,399

	Western Asset Funds, Inc.:
1,182,983	Western Asset Absolute Return Portfolio, Institutional Class Shares	10,871,617

1,417,977	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	13,357,348

539,377	Western Asset High Yield Portfolio, Institutional Class Shares	4,795,058

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $100,903,688)	92,049,208

FACE
AMOUNT	SECURITY
SHORT-TERM INVESTMENT — 0.1%

	Repurchase Agreement — 0.1%

$96,000	Interest in $800,000,000 joint tri-party repurchase agreement dated 7/31/08 with Greenwich Capital Markets Inc., 2.140% due 8/1/08; Proceeds at maturity- $96,006; (Fully collateralized by various U.S. government agency obligations, 2.465% to 6.210% due 10/15/08 to 8/6/38; Market value — $97,920) (Cost — $96,000)	$96,000

	TOTAL INVESTMENTS — 99.1% (Cost — $100,999,688#)	92,145,208

	Other Assets in Excess of Liabilities — 0.9%	826,647

	TOTAL NET ASSETS — 100.0%	$92,971,855

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report   7

Schedules of investments (unaudited) continued
July 31, 2008

   LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 50%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.5%

471,991	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$8,000,256

	Legg Mason Partners Equity Trust:
81,886	Legg Mason Partners Aggressive Growth Fund, Class I Shares*	8,801,961

748,803	Legg Mason Partners Appreciation Fund, Class I Shares	10,153,767

621,960	Legg Mason Partners Fundamental Value Fund, Class I Shares	8,489,755

837,658	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	7,806,975

457,624	Legg Mason Partners Mid Cap Core Fund, Class I Shares	9,083,836

405,310	Legg Mason Partners Small Cap Growth Fund, Class I Shares	6,359,313

683,278	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares*	7,352,070

179,373	Legg Mason Value Trust, Inc., Institutional Class Shares	8,455,633

563,760	The Royce Fund — Royce Value Fund, Institutional Class Shares	6,269,009

	Western Asset Funds, Inc.:
2,816,070	Western Asset Absolute Return Portfolio, Institutional Class Shares	25,879,680

5,446,711	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	51,308,021

1,401,417	Western Asset High Yield Portfolio, Institutional Class Shares	12,458,600

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $187,772,274)	170,418,876

FACE
AMOUNT	SECURITY
SHORT-TERM INVESTMENT — 0.2%

	Repurchase Agreement — 0.2%

$383,000	Interest in $800,000,000 joint tri-party repurchase agreement dated 7/31/08 with Greenwich Capital Markets Inc., 2.140% due 8/1/08; Proceeds at maturity — $383,023; (Fully collateralized by various U.S. government agency obligations, 2.465% to 6.210% due 10/15/08 to 8/6/38; Market value — $390,661) (Cost — $383,000)	$383,000

	TOTAL INVESTMENTS — 99.7% (Cost — $188,155,274#)	170,801,876

	Other Assets in Excess of Liabilities — 0.3%	432,601

	TOTAL NET ASSETS — 100.0%	$171,234,477

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

8   Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report

Statements of assets and liabilities(unaudited)
July 31, 2008

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Variable	Variable	Variable
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Allocation
	85%	70%	50%
ASSETS:

Investments, at cost	$91,107,562	$100,999,688	$188,155,274

Investments, at value	84,475,192	92,145,208	170,801,876

Cash	879	756	31

Dividends and interest receivable	43,979	113,208	362,965

Receivable for securities sold	6,662	120,900	40,226

Receivable for Portfolio shares sold	1,940	700,779	101,329

Total Assets	84,528,652	93,080,851	171,306,427

LIABILITIES:

Payable for Portfolio shares repurchased	9,888	53,869	13,298

Trustees’ fees payable	725	948	1,382

Accrued expenses	59,732	54,179	57,270

Total Liabilities	70,345	108,996	71,950

TOTAL NET ASSETS	$84,458,307	$92,971,855	$171,234,477

NET ASSETS:

Par value (Note 5)	$72	$91	$157

Paid-in capital in excess of par value	108,354,455	127,572,818	190,026,433

Undistributed net investment income	590,062	1,041,181	3,141,938

Accumulated net realized loss on investments, sales of Underlying Funds, capital gain distributions from Underlying Funds and foreign currency transactions	(17,853,912)	(26,787,755)	(4,580,653)

Net unrealized depreciation on Underlying Funds	(6,632,370)	(8,854,480)	(17,353,398)

TOTAL NET ASSETS	$84,458,307	$92,971,855	$171,234,477

Shares Outstanding	7,185,180	9,122,278	15,699,212

Net Asset Value	$11.75	$10.19	$10.91

See Notes to Financial Statements.

Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report   9

Statements of operations(unaudited)
For the Six Months Ended July 31, 2008

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Variable	Variable	Variable
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Allocation
	85%	70%	50%
INVESTMENT INCOME:

Income distributions from Underlying Funds	$486,714	$915,797	$2,714,369

Short-term capital gains distributions from Underlying Funds	234,562	289,981	539,471

Interest	3,988	4,885	7,291

Total Investment Income	725,264	1,210,663	3,261,131

EXPENSES:

Shareholder reports	52,580	49,154	59,059

Audit and tax	11,955	12,015	11,971

Legal fees	10,558	9,831	13,457

Trustees’ fees	2,237	2,419	4,446

Insurance	1,417	1,875	2,579

Custody fees	576	362	400

Transfer agent fees	92	113	79

Miscellaneous expenses	1,152	958	1,177

Total Expenses	80,567	76,727	93,168

Less: Fee waivers and/or expense reimbursements (Note 3)	(24,987)	(29,234)	(35,009)

Fees paid indirectly (Note 1)	(262)	(99)	(76)

Net Expenses	55,318	47,394	58,083

NET INVESTMENT INCOME	669,946	1,163,269	3,203,048

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SALES OF UNDERLYING FUNDS, CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 4):

Net Realized Gain (Loss) From:

Investment transactions (Note 6)	(19,452)	(5,007)	(3,238)

Sale of Underlying Funds	2,468,940	(1,397,490)	(3,117,822)

Capital gain distributions from Underlying Funds	891,734	943,682	1,265,543

Foreign currency transactions	93	(1)	(1)

Net Realized Gain (Loss)	3,341,315	(458,816)	(1,855,518)

Change in Net Unrealized Appreciation/Depreciation From Underlying Funds	(10,202,411)	(7,281,035)	(12,675,461)

NET LOSS ON INVESTMENTS, SALES OF UNDERLYING FUNDS, CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS AND FOREIGN CURRENCY TRANSACTIONS	(6,861,096)	(7,739,851)	(14,530,979)

DECREASE IN NET ASSETS FROM OPERATIONS	$(6,191,150)	$(6,576,582)	$(11,327,931)

See Notes to Financial Statements.

10   Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report

Statements of changes in net assets
Legg Mason Partners Variable Lifestyle Allocation 85%

FOR THE SIX MONTHS ENDED JULY 31, 2008 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2008	July 31	January 31
OPERATIONS:

Net investment income	$669,946	$1,534,124

Net realized gain	3,341,315	4,131,807

Change in net unrealized appreciation/depreciation	(10,202,411)	(9,231,036)

Decrease in Net Assets From Operations	(6,191,150)	(3,565,105)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(200,000)	(1,420,008)

Net realized gains	(550,970)	(5,093,948)

Decrease in Net Assets From Distributions to Shareholders	(750,970)	(6,513,956)

PORTFOLIO SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares	13,647,835	20,919,036

Reinvestment of distributions	750,970	6,513,956

Cost of shares repurchased	(6,675,929)	(15,630,433)

Increase in Net Assets From Portfolio Share Transactions	7,722,876	11,802,559

INCREASE IN NET ASSETS	780,756	1,723,498

NET ASSETS:

Beginning of period	83,677,551	81,954,053

End of period*	$84,458,307	$83,677,551

* Includes undistributed net investment income of:	$590,062	$120,116

See Notes to Financial Statements.

Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report   11

Statements of changes in net assets continued
Legg Mason Partners Variable Lifestyle Allocation 70%

FOR THE SIX MONTHS ENDED JULY 31, 2008 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2008	July 31	January 31
OPERATIONS:

Net investment income	$1,163,269	$3,267,977

Net realized gain (loss)	(458,816)	6,180,529

Change in net unrealized appreciation/depreciation	(7,281,035)	(10,827,602)

Decrease in Net Assets From Operations	(6,576,582)	(1,379,096)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(300,002)	(3,200,011)

Net realized gains	(91,512)	(1,984,918)

Decrease in Net Assets From Distributions to Shareholders	(391,514)	(5,184,929)

PORTFOLIO SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares	2,447,342	6,499,456

Reinvestment of distributions	391,514	5,184,929

Cost of shares repurchased	(11,399,403)	(26,315,214)

Decrease in Net Assets From Portfolio Share Transactions	(8,560,547)	(14,630,829)

DECREASE IN NET ASSETS	(15,528,643)	(21,194,854)

NET ASSETS:

Beginning of period	108,500,498	129,695,352

End of period*	$92,971,855	$108,500,498

* Includes undistributed net investment income of:	$1,041,181	$177,914

See Notes to Financial Statements.

12   Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report

Legg Mason Partners Variable Lifestyle Allocation 50%

FOR THE SIX MONTHS ENDED JULY 31, 2008 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2008	July 31	January 31
OPERATIONS:

Net investment income	$3,203,048	$7,684,894

Net realized gain (loss)	(1,855,518)	7,043,598

Change in net unrealized appreciation/depreciation	(12,675,461)	(14,479,905)

Increase (Decrease) in Net Assets From Operations	(11,327,931)	248,587

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(500,002)	(7,600,019)

Net realized gains	(5,988,996)	(1,950,292)

Decrease in Net Assets From Distributions to Shareholders	(6,488,998)	(9,550,311)

PORTFOLIO SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares	3,208,151	15,164,877

Reinvestment of distributions	6,488,998	9,550,311

Cost of shares repurchased	(19,507,459)	(41,482,242)

Decrease in Net Assets From Portfolio Share Transactions	(9,810,310)	(16,767,054)

DECREASE IN NET ASSETS	(27,627,239)	(26,068,778)

NET ASSETS:

Beginning of period	198,861,716	224,930,494

End of period*	$171,234,477	$198,861,716

* Includes undistributed net investment income of:	$3,141,938	$438,892

See Notes to Financial Statements.

Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report   13

Financial highlights
Legg Mason Partners Variable Lifestyle Allocation 85%

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

	2008[1]	2008	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.75	$14.39	$13.46	$12.06	$11.62	$8.07

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.10	0.24	0.14	0.06	0.05	0.05

Net realized and unrealized gain (loss)	(0.99)	(0.71)	0.94	1.40	0.44	3.56

Total income (loss) from operations	(0.89)	(0.47)	1.08	1.46	0.49	3.61

LESS DISTRIBUTIONS FROM:

Net investment income	(0.03)	(0.22)	(0.15)	(0.06)	(0.05)	(0.06)

Net realized gains	(0.08)	(0.95)	—	—	—	—

Total distributions	(0.11)	(1.17)	(0.15)	(0.06)	(0.05)	(0.06)

NET ASSET VALUE, END OF PERIOD	$11.75	$12.75	$14.39	$13.46	$12.06	$11.62

Total return[4]	(7.04)%	(3.87)%	8.02%	12.11%	4.18%	44.79%

NET ASSETS, END OF PERIOD (000s)	$84,458	$83,678	$81,954	$94,062	$100,318	$110,156

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	0.19%[6,7]	0.32%[6,8]	0.38%[9]	0.35%	0.35%	0.35%

Net expenses[5]	0.13 [6,7,10,11]	0.32 [6,8,11]	0.37 [9,10]	0.35	0.35 [10]	0.35

Net investment income	1.58 [7]	1.87	0.97	0.50	0.38	0.50

PORTFOLIO TURNOVER RATE	25%	19%	108%	50%	4%	2%

[1]	For the six months ended July 31, 2008 (unaudited).

[2]	Represents a share of capital stock outstanding prior to April 30, 2007.

[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[6]	Effective December 1, 2007, management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the Portfolio (other than brokerage, taxes, extraordinary expenses and Underlying Funds’ fees and expenses) to limit such expense to 0.20% until at least April 30, 2009.

[7]	Annualized.

[8]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would have been the same.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.35%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

14   Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report

Legg Mason Partners Variable Lifestyle Allocation 70%

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

	2008[1]	2008	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$10.94	$11.62	$10.96	$10.20	$9.98	$7.47

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.12	0.33	0.22	0.16	0.16	0.15

Net realized and unrealized gain (loss)	(0.83)	(0.50)	0.66	0.76	0.22	2.51

Total income (loss) from operations	(0.71)	(0.17)	0.88	0.92	0.38	2.66

LESS DISTRIBUTIONS FROM:

Net investment income	(0.03)	(0.32)	(0.22)	(0.16)	(0.16)	(0.15)

Net realized gains	(0.01)	(0.19)	—	—	—	—

Total distributions	(0.04)	(0.51)	(0.22)	(0.16)	(0.16)	(0.15)

NET ASSET VALUE, END OF PERIOD	$10.19	$10.94	$11.62	$10.96	$10.20	$9.98

Total return[4]	(6.49)%	(1.64)%	8.06%	9.08%	3.81%	35.66%

NET ASSETS, END OF PERIOD (000s)	$92,972	$108,500	$129,695	$146,642	$158,804	$173,641

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	0.15%[6,7]	0.32%[6]	0.38%[8]	0.35%	0.35%	0.35%

Net expenses[5]	0.09 [6,7,9,10]	0.32 [6]	0.37 [8,9]	0.35	0.35 [9]	0.35

Net investment income	2.30 [7]	2.67	1.82	1.47	1.54	1.67

PORTFOLIO TURNOVER RATE	16%	15%	123%	53%	5%	0%[11]

[1]	For the six months ended July 31, 2008 (unaudited).

[2]	Represents a share of capital stock outstanding prior to April 30, 2007.

[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[6]	Effective December 1, 2007, management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the Portfolio (other than brokerage, taxes, extraordinary expenses and Underlying Funds’ fees and expenses) to limit such expenses to 0.20% until at least April 30, 2009.

[7]	Annualized.

[8]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.35%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[11]	Amount represents less than 1%.

See Notes to Financial Statements.

Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report   15

Financial highlights continued
Legg Mason Partners Variable Lifestyle Allocation 50%

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

	2008[1]	2008	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.04	$12.61	$12.00	$11.71	$11.54	$9.59

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.20	0.47	0.35	0.28	0.28	0.30

Net realized and unrealized gain (loss)	(0.91)	(0.45)	0.62	0.29	0.17	1.93

Total income (loss) from operations	(0.71)	0.02	0.97	0.57	0.45	2.23

LESS DISTRIBUTIONS FROM:

Net investment income	(0.03)	(0.47)	(0.36)	(0.28)	(0.28)	(0.28)

Net realized gains	(0.39)	(0.12)	—	—	—	—

Total distributions	(0.42)	(0.59)	(0.36)	(0.28)	(0.28)	(0.28)

NET ASSET VALUE, END OF PERIOD	$10.91	$12.04	$12.61	$12.00	$11.71	$11.54

Total return[4]	(6.03)%	(0.01)%	8.09%	4.87%	3.88%	23.35%

NET ASSETS, END OF PERIOD (000s)	$171,234	$198,862	$224,930	$247,470	$268,870	$272,629

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	0.10%[6,7]	0.31%[6]	0.37%[8]	0.35%	0.35%	0.35%

Net expenses[5]	0.06 [6,7,9,10]	0.31 [6]	0.37 [8,9]	0.35	0.35 [9]	0.35

Net investment income	3.45 [7]	3.53	2.69	2.24	2.36	2.76

PORTFOLIO TURNOVER RATE	13%	15%	96%	48%	17%	0%[11]

[1]	For the six months ended July 31, 2008 (unaudited).

[2]	Represents a share of capital stock outstanding prior to April 30, 2007.

[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[6]	Effective December 1, 2007, management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the Portfolio (other than brokerage, taxes, extraordinary expenses and Underlying Funds’ fees and expenses) to limit such expenses to 0.20% until at least April 30, 2009.

[7]	Annualized.

[8]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.35%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[11]	Amount represents less than 1%.

See Notes to Financial Statements.

16   Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report

Notes to financial statements(unaudited)

1.	Organization and significant accounting policies

Legg Mason Partners Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Partners Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Partners Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Portfolios’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gains distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report   17

Notes to financial statements (unaudited) continued

(e) Fees paid indirectly. The Portfolios’ custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolios. The amount is shown as a reduction of expenses on the Statements of Operations.

(f) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute substantially all of their taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2008, no provision for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment valuation

Effective February 1, 2008, the Portfolios adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolios’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios may value these securities at fair value as determined in accordance with the procedures approved by the Portfolios’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing Lifestyle Allocation 85%’s assets carried at fair value:

Significant
			Other significant	unobservable
		Quoted prices	observable inputs	inputs
	July 31, 2008	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$84,475,192	$84,185,192	$290,000	—

18   Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report

The following is a summary of the inputs used in valuing Lifestyle Allocation 70%’s assets carried at fair value:

Significant
			Other significant	unobservable
		Quoted prices	observable inputs	inputs
	July 31, 2008	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$92,145,208	$92,049,208	$96,000	—

The following is a summary of the inputs used in valuing Lifestyle Allocation 50%’s assets carried at fair value:

Significant
			Other significant	unobservable
		Quoted prices	observable inputs	inputs
	July 31, 2008	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$170,801,876	$170,418,876	$383,000	—

3.	Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Portfolio’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason. The Portfolios do not pay a management fee.

The Portfolios bear all expenses incurred in their operations, subject to LMPFA’s contractual agreement to waive fees and/or reimburse expenses incurred directly by the Portfolios, (other than brokerage, taxes, extraordinary expenses and Underlying Funds’ fees and expenses), to 0.20% of the Portfolios’ average daily net assets until at least April 30, 2009.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except, in certain cases, for the management of cash and short-term instruments.

In addition, the Portfolios indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and administrative fees ranged from 0.40% to 1.00% of the average daily net assets of the Underlying Funds.

During the six months ended July 31, 2008, the Portfolios were reimbursed for expenses in the amount of $24,987, $29,234, and $35,009 for Lifestyle Allocation 85%, Lifestyle Allocation 70% and Lifestyle Allocation 50%, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolios’ sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4.	Investments

During the six months ended July 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Lifestyle Allocation 85%	$34,832,121	$20,848,065

Lifestyle Allocation 70%	16,356,276	21,616,350

Lifestyle Allocation 50%	23,864,409	34,019,224

Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report   19

Notes to financial statements (unaudited) continued

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized	Gross unrealized	Net unrealized
	appreciation	depreciation	depreciation
Lifestyle Allocation 85%	$3,518,737	$(10,151,107)	$(6,632,370)

Lifestyle Allocation 70%	3,918,167	(12,772,647)	(8,854,480)

Lifestyle Allocation 50%	3,679,424	(21,032,822)	(17,353,398)

5.	Shares of beneficial interest

At July 31, 2008, the Trust had an unlimited number of shares authorized with a par value of $0.00001 per share.

Transactions in shares of each Portfolio were as follows:

	Six months ended	Year ended
	July 31, 2008	January 31, 2008
Lifestyle Allocation 85%

Shares sold	1,093,527	1,512,773

Shares issued on reinvestment	60,368	463,891

Shares repurchased	(533,937)	(1,105,706)

Net increase	619,958	870,958

Lifestyle Allocation 70%

Shares sold	233,609	552,621

Shares issued on reinvestment	36,522	446,030

Shares repurchased	(1,066,130)	(2,244,720)

Net decrease	(795,999)	(1,246,069)

Lifestyle Allocation 50%

Shares sold	278,679	1,184,346

Shares issued on reinvestment	571,215	765,437

Shares repurchased	(1,668,714)	(3,264,756)

Net decrease	(818,820)	(1,314,973)

6.	Redemptions-in-kind

During the six months ended July 31, 2008, Lifestyle Allocation 85% received securities in lieu of cash proceeds from three of its Underlying Funds, Legg Mason American Leading Cos. Trust, Legg Mason Value Trust, Inc. and Legg Mason Partners Aggressive Growth Fund to satisfy redemptions. Lifestyle Allocation 70% and Lifestyle Allocation 50% received securities in lieu of cash proceeds from two of their Underlying Funds, Legg Mason Value Trust, Inc. and Legg Mason Partners Aggressive Growth Fund, to satisfy redemptions.

Subsequently, the securities were sold. The realized gains and losses and currency gains and losses from these securities sold are noted in the statements of operations.

7.	Capital loss carryforward

As of January 31, 2008, Lifestyle Allocation 85% had a net capital loss carryforward of approximately $19,783,386,

20   Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report

of which $1,102,933 expires in 2011, $14,280,412 expires in 2012, $3,119,343 expires in 2013 and $1,280,698 expires in 2014. Lifestyle Allocation 70% had a net capital loss carryforward of approximately $25,893,214, of which $12,404,012 expires in 2012, $10,439,486 expires in 2013 and $3,049,716 expires in 2014. These amounts will be available to offset any future taxable capital gains, subject to an annual limitation of $4,104,268 for Lifestyle Allocation 85% and $6,521,742 for Lifestyle Allocation 70% resulting from an ownership-change the Portfolios experienced in a prior year.

8.	Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolios, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolios (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report   21

Notes to financial statements (unaudited) continued

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolios and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolios were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

22   Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report

10.	Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolios’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolios’ financial statements and related disclosures.

Legg Mason Partners Variable Lifestyle Series 2008 Semi-Annual Report   23

Legg Mason Partners Variable Lifestyle Series

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Legg Mason Global Asset
Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PNC Global Investment Servicing
(formerly, PFPC, Inc.)
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Lifestyle Series

Legg Mason Partners Variable Lifestyle Allocation 85%
Legg Mason Partners Variable Lifestyle Allocation 70%
Legg Mason Partners Variable Lifestyle Allocation 50%

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland business trust.

Legg Mason Partners Variable Lifestyle Series
Legg Mason Partners Funds
55 Water Street
New York, New York 10041

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolios, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Portfolios website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Lifestyle Allocation 85%, Legg Mason Partners Variable Lifestyle Allocation 70% and Legg Mason Partners Variable Lifestyle Allocation 50%. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01325 9/08 SR08-644

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: October 2, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: October 2, 2008

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust
Date: October 2, 2008